Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ (39,341,518)	$ (32,149,157)	$ (13,587,145)
General and administrative	(12,049,518)	(6,380,144)	(2,762,292)
Loss from operations	(51,391,036)	(38,529,301)	(16,349,437)
Interest income	527,351	403,266	5,005
Changes in fair value of warrants	200,000	(1,920,000)	(1,980,000)
Other income	933,158	2,533,966	341,112
Other expense	(403,997)	(143)	(38,417)
Loss before income tax and share of loss from equity method investment	(50,134,524)	(37,512,212)	(18,021,737)
Income tax expense	0
Share of loss from equity method investment	(249,652)
Net loss	(50,384,176)	(37,512,212)	(18,021,737)
Net loss attributable to ordinary shareholders	$ (50,384,176)	$ (37,512,212)	$ (18,021,737)
Loss per share - basic and diluted	$ (2.32)	$ (3.97)	$ (2.07)
Weighted-average shares used in calculating net loss per ordinary share - basic and diluted	21,752,757	9,439,028	8,693,655